Income Tax (Expense) Benefit (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended	2 Months Ended	5 Months Ended	9 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2014 Successor [Member]	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Schedule Of Current And Deferred Income Taxes [Line Items]
Current			$ (4,197)		$ (884)	$ 542	$ 732
Deferred			3,087		754	(190)	(416)
Income tax (Expense) benefit	$ (1,110)	$ (254)	$ (1,110)	$ (3,526)	$ (130)	$ 352	$ 316